Derivatives - Non-qualifying Strategies (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2020
Not Designated as Hedging Instrument
Derivative [Line Items]
Gain (loss) on derivatives	$ (25)	$ (299)	$ 1,109	$ (187)
Not Designated as Hedging Instrument | Credit derivatives that purchase credit protection
Derivative [Line Items]
Gain (loss) on derivatives	0	0	0	19
Not Designated as Hedging Instrument | Credit derivatives that assume credit risk
Derivative [Line Items]
Gain (loss) on derivatives	1	0	3	0
Not Designated as Hedging Instrument | Other
Derivative [Line Items]
Gain (loss) on derivatives	37	(54)	833	149
Not Designated as Hedging Instrument | Fair Value Hedging
Derivative [Line Items]
Gain (loss) on derivatives	(67)	(243)	(1)	(332)
GMWB product derivatives | Not Designated as Hedging Instrument
Derivative [Line Items]
Gain (loss) on derivatives	29	82	88	67
Reinsurance recoverable for GMWB | Not Designated as Hedging Instrument
Derivative [Line Items]
Gain (loss) on derivatives	4	(24)	(88)	(27)
GMWB hedging instruments | Not Designated as Hedging Instrument
Derivative [Line Items]
Gain (loss) on derivatives				42
Macro hedge program
Derivative [Line Items]
Gain (loss) on derivatives	(67)	(243)	(1)	(414)
Macro hedge program | Not Designated as Hedging Instrument
Derivative [Line Items]
Gain (loss) on derivatives	(100)	(301)	(1)	(414)
FIA product derivatives | Not Designated as Hedging Instrument
Derivative [Line Items]
Gain (loss) on derivatives	0	0	270	0
Foreign currency swaps and forwards | Not Designated as Hedging Instrument
Derivative [Line Items]
Gain (loss) on derivatives	5	(2)	7	(7)
Foreign currency swaps and forwards | Not Designated as Hedging Instrument | Foreign currency swaps
Derivative [Line Items]
Gain (loss) on derivatives	5	(2)	7	(4)
Interest rate derivatives | Not Designated as Hedging Instrument
Derivative [Line Items]
Gain (loss) on derivatives	21	(76)	(306)	180
Other | Not Designated as Hedging Instrument
Derivative [Line Items]
Gain (loss) on derivatives	$ 15	$ 22	$ 1,136	$ (50)